Government assistance	12 Months Ended
Mar. 31, 2024
Disclosure Of Government Grants And Subsidies [Abstract]
Government assistance	Government assistance
Government assistance recognized as a reduction of expenses is as follows:

	2024	2023
	$	$

Direct cost of revenues	291	653
General and administrative	674	681
Research and development	2,796	3,006
Sales and marketing	130	142

Total government assistance	3,891	4,482
Government assistance includes research and development tax credits, grants, and other incentives.